Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Investments in hotel properties	$ 205,203	$ 202,224
Less accumulated depreciation	69,247	65,562
Net investments	135,956	136,662
Cash and cash equivalents	334	891
Accounts receivable, net of allowance for doubtful accounts of $118 and $201	3,123	2,070
Prepaid expenses and other assets	5,091	5,151
Deferred financing costs, net	2,158	2,644
Investment in hotel properties, held for sale, net	35,160	54,429
Total assets	181,822	201,847
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	10,939	8,778
Derivative liabilities, at fair value	11,441	15,935
Debt related to hotel properties held for sale	26,252	43,312
Long-term debt	91,342	89,509
Total liabilities	139,974	157,534
Redeemable preferred stock 10% Series B, 800,000 shares authorized; $.01 par value, 332,500 shares outstanding, liquidation preference of $8,312	7,662	7,662
EQUITY
Common stock, $.01 par value, 200,000,000 shares authorized; 2,896,791 and 2,893,241 shares outstanding.	29	29
Common stock warrants	0	252
Additional paid-in capital	135,281	134,994
Distributions in excess of retained earnings	(101,277)	(98,777)
Total shareholders' equity	34,071	36,536
Noncontrolling interest
Noncontrolling interest in consolidated partnership, redemption value $80 and $99	115	115
Total equity	34,186	36,651
Total liabilities and equity	181,822	201,847
Preferred Stock Series A [Member]
EQUITY
Preferred stock value	8	8
Series C Convertible Preferred Stock [Member]
EQUITY
Preferred stock value	$ 30	$ 30